UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)						March 31, 2005

UNITED STATES
GOVERNMENT		Coupon	Maturity		Principal
OBLIGATIONS 59.74%		Rate	Date		Amount	Value

United States Treasury Bills 36.83%
	Yield	2.555%	04/07/05		$10,000,000	$9,995,742
	Yield	1.99%	04/14/05		10,000,000	9,992,804
	Yield	2.66%	04/21/05		10,000,000	9,985,222
	Yield	2.03%	04/28/05		10,000,000	9,984,783
						39,958,551

United States Treasury Notes 22.91%
		2.00%	08/31/05		10,000,000	9,977,464
		1.625%	10/31/05		10,000,000	9,927,450
		1.875%	01/31/06		5,000,000	4,950,902
						24,855,816

Total United States Government Obligations						64,814,367
(cost $64,814,367)

REPURCHASE AGREEMENTS 46.96%

Joint Tri-Party Repurchase Agreements,
04/01/05, collateralized by U.S. Treasury
securities held in joint tri-party
repurchase accounts:

2.68% Morgan Stanley Dean Witter,
repurchase price $25,947,136		2.68%	04/01/05		25,945,205	25,945,205
2.65% UBS Financial Services, Inc.,
repurchase price $25,001,840		2.65%	04/01/05		25,000,000	25,000,000

Total Repurchase Agreements						50,945,205
(cost $50,945,205)

Total Investments 106.70%						115,759,572
(cost $115,759,572)
Other assets and liabilities, net (6.70)%						(7,265,965)

NET ASSETS 100%						$108,493,607

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)					March 31, 2005

UNITED STATES
GOVERNMENT AND		Coupon	Maturity		Principal
AGENCY OBLIGATIONS 100.19%		Rate	Date		Amount	Value

Federal Farm Credit Bank 35.10%
Discount Notes:
	Yield	2.54%	04/01/05		$30,000,000	$30,000,000
	Yield	2.58%	04/04/05		36,000,000	35,992,250
	Yield	2.63%	04/12/05		10,000,000	9,991,964
	Yield	2.67%	04/26/05		5,000,000	4,990,729
	Yield	2.90%	09/08/05		5,000,000	4,935,556
Fixed Rates:
		1.25%	04/07/05		4,000,000	3,999,452
		5.72%	04/13/05		1,000,000	1,000,902
		4.375%	04/15/05		7,559,000	7,564,232
		1.50%	04/21/05		2,428,000	2,428,000
		2.30%	05/25/05		1,000,000	999,662
		1.98%	06/01/05		3,620,000	3,617,214
		5.80%	06/17/05		2,950,000	2,972,113
		2.25%	07/01/05		1,000,000	998,993
		2.125%	08/15/05		5,000,000	4,988,391
		4.875%	08/23/05		1,000,000	1,006,054
		2.50%	10/11/05		1,500,000	1,498,082
		1.80%	10/24/05		3,000,000	2,976,468
		2.25%	11/01/05		7,100,000	7,082,651
		2.05%	11/04/05		2,000,000	1,985,184
		6.50%	11/22/05		1,650,000	1,687,549
		2.625%	12/15/05		5,000,000	4,986,035
		1.70%	01/03/06		1,100,000	1,084,875
		1.93%	03/15/06		1,900,000	1,869,314
Variable Rate:
		2.76%	08/23/05		10,000,000	9,999,801
						148,655,471

Federal Home Loan Bank 65.09%
Discount Notes:
	Yield	2.55%	04/01/05		69,706,000	69,706,000
	Yield	2.66%	04/06/05		10,000,000	9,996,306
	Yield	2.52%	04/08/05		10,000,000	9,995,100
	Yield	2.08%	04/13/05		10,000,000	9,993,067
	Yield	2.59%	04/20/05		20,000,000	19,972,714
	Yield	2.59%	04/27/05		10,000,000	9,981,294
	Yield	2.75%	05/18/05		6,500,000	6,476,663
	Yield	2.84%	05/27/05		13,634,000	13,573,874
	Yield	2.76%	06/08/05		13,480,000	13,409,724
	Yield	2.97%	07/20/05		5,450,000	5,400,541
	Yield	2.83%	07/29/05		10,000,000	9,906,370
	Yield	3.00%	09/02/05		5,000,000	4,935,833
Fixed Rates:
		1.40%	04/01/05		5,000,000	5,000,000
		4.15%	04/26/05		2,000,000	2,002,670
		1.50%	05/04/05		5,000,000	5,000,000
		1.55%	05/06/05		5,000,000	5,000,000
		6.22%	05/12/05		1,000,000	1,004,602
		4.125%	05/13/05		9,400,000	9,416,273
		1.65%	05/17/05		5,000,000	5,000,000
		1.70%	05/23/05		5,000,000	5,000,000
		1.625%	06/15/05		5,000,000	4,988,808
		2.125%	07/14/05		10,000,000	9,982,144
		1.55%	07/28/05		2,225,000	2,214,648
		1.75%	08/12/05		3,700,000	3,692,673
		1.76%	08/15/05		5,000,000	4,979,242
		2.125%	09/01/05		5,000,000	4,994,722
		2.125%	09/15/05		5,000,000	4,979,582
		2.50%	11/02/05		5,000,000	4,999,725
		2.50%	11/15/05		5,000,000	4,975,332
		2.52%	12/01/05		4,175,000	4,168,110
		1.70%	12/30/05		5,000,000	4,947,211
						275,693,228

Total Investments 100.19%						424,348,699
(cost $424,348,699)
Other assets and liabilities, net (0.19)%						(813,232)

NET ASSETS 100%						$423,535,467

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)						March 31, 2005

	Coupon	Maturity		Principal
MUNICIPAL BONDS 93.27%	Rate	Date		Amount		Value

Alabama 3.14%
DCH Health Care Authority Facilities Revenue	5.00%	06/01/09		$250,000		$266,167
University Alabama, Series A	5.00%	09/01/09		300,000		320,109
						586,276

Arizona 2.85%
Arizona State Transportation Board, Series A	5.00%	07/01/09		300,000		320,988
Maricopa County, Arizona Unified School District, GO	4.85%	07/01/11		200,000		210,574
						531,562

Arkansas 2.17%
Arkansas State Community Water System Public Water Authority Revenue	2.40%	10/01/05		200,000		200,018
Little Rock Arkansas Health Facilities Board Hospital Revenue	6.80%	11/01/05		200,000		204,724
						404,742

California 7.74%
Association of Bay Area Governments (ABAG) Finance Authority, Series C	4.00%	03/01/08		100,000		101,091
California State, GO	6.40%	02/01/06		500,000		515,955
Chino Basin Regional Financing Authority Revenue	7.00%	08/01/06		250,000		264,025
Modesto Irrigation District Financing Authority Revenue Domestic Water Project, Series C	5.75%	09/01/15		200,000		206,768
Santa Clara County Financing Authority Revenue	4.00%	08/01/06		350,000		355,953
						1,443,792

Colorado 2.81%
Adams & Arapahoe Counties Joint School District, Series C, GO	5.75%	12/01/07		100,000		106,832
Platte River Power Authority Revenue, Series FF	5.00%	06/01/07		400,000		417,500
						524,332

Connecticut 3.39%
Bridgeport, Series A, GO	6.00%	03/01/06		200,000		206,132
Connecticut State, Series C, GO	5.00%	12/15/08		400,000		425,888
						632,020

Delaware 3.39%
Delaware State, Series A, GO	4.25%	03/01/09		400,000		417,388
Delaware Transportation Authority System Revenue	5.50%	07/01/08		200,000		214,738
						632,126

District of Columbia 0.87%
District of Columbia, Unrefunded, Series B	5.50%	06/01/09		150,000		162,831

Florida 3.70%
Florida State Board of Education Capital Outlay, Series B, GO	5.25%	06/01/11		175,000		186,935
Hillsborough County Industrial Development Authority Hospital Revenue	3.50%	10/01/09		205,000		201,072
Jacksonville Transportation Authority, GO	6.50%	07/01/07		280,000		302,000
						690,007

Georgia 5.56%
Atlanta Development Authority Revenue, Series A	5.25%	07/01/12		375,000		392,186
Coweta County School District, GO	4.00%	08/01/06		175,000		178,045
Georgia Municipal Electric Authority Power Revenue, Series A	5.30%	01/01/07		100,000		104,296
Marietta Georgia Development Authority Revenue	3.00%	09/15/08		375,000		363,341
						1,037,868

Illinois 2.86%
Chicago Water Revenue (ZCB)	0.00%	11/01/08		275,000		243,284
Western Illinois, University and College Revenue	3.50%	04/01/13		300,000		290,169
						533,453

Indiana 1.29%
Indianapolis, Indiana Local Public Improvement Bond Bank, Series D	6.60%	02/01/07		225,000		239,908

Kentucky 1.50%
Kentucky Infrastructure Authority Revenue, Series K	3.00%	08/01/05		280,000		280,255

Maryland 0.89%
Baltimore County, GO Unlimited Tax	5.00%	06/01/05		165,000		165,701

Massachusetts 1.28%
Massachusetts State Health & Educational Facilities Authority Revenue, Series D	5.00%	10/01/07		135,000		134,221
Massachusetts State, Series C, GO	4.625%	10/01/08		100,000		104,837
						239,058

Michigan 1.75%
Detroit, Michigan Local Development Financial Authority, Series A	5.20%	05/01/10		130,000		134,313
Michigan Municipal Board Authority Revenue	3.00%	11/01/09		200,000		191,602
						325,915

Mississippi 3.18%
Mississippi Development Bank Special Obligation	3.25%	11/01/07		300,000		294,054
Mississippi Hospital Equipment & Facilities Authority Revenue	3.45%	04/01/07		300,000		298,251
						592,305

Nevada 2.73%
Nevada State Municipal Bond Bank Project #51, Series A, GO	5.10%	01/01/08		250,000		254,182
Washoe County Gas & Water Facilities, Revenue	6.30%	12/01/14		250,000		254,737
						508,919

New Jersey 4.73%
Brigantine, New Jersey School Improvements, GO Unlimited	3.50%	01/15/13		300,000		291,585
Jersey City, GO	6.00%	10/01/05		110,000		111,929
New Jersey State	5.125%	05/01/10		250,000		269,810
Washington Township Board of Education, GO	5.10%	02/01/08		200,000		208,290
						881,614

New Mexico 0.62%
New Mexico State Highway Commission Revenue	3.75%	06/15/06		115,000		116,406

New York 10.40%
Hempstead Township, Series B, GO Unlimited Tax	5.375%	11/15/10		120,000		127,900
New York City Transitional Financial Authority Revenue, Series A	5.25%	11/01/08		225,000		240,998
New York, New York, Series B	5.25%	08/01/09		200,000		214,248
New York, New York, Series C	3.50%	08/01/07		300,000		302,661
New York State, GO	5.00%	03/01/08		250,000		263,238
New York State, Local Highway & Bridge, Series A	5.375%	04/01/10		200,000		214,420
New York State, Medical Care Facilities Financial Agency Revenue, Series D	5.10%	02/15/06		250,000		257,545
Schenectady Metroplex Development Authority Revenue, Series A	5.00%	12/15/12		110,000		115,484
Tobacco Settlement Financing Corp., Series B	4.00%	06/01/07		200,000		203,510
						1,940,004

North Carolina 1.00%
North Carolina Eastern Municipal Power Agency Revenue, Refunding, Series A	5.60%	01/01/10		175,000		185,721

Ohio 1.11%
Ohio State Higher Education, Series B, GO	4.25%	11/01/07		200,000		206,492

Oregon 1.84%
Clackamas County Hospital Facilities Authority Revenue	5.00%	05/01/07		200,000		208,014
Oregon State Department Transportation Highway	5.00%	11/15/09		125,000		134,349
						342,363

Puerto Rico 1.08%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series F	5.00%	07/01/05		200,000		201,176

South Carolina 1.14%
Horry County Hospitality Fee Special Obligation	5.00%	04/01/10		200,000		212,026

Tennessee 1.62%
Shelby County Tennessee Health Educational & Housing Facilities Board Revenue	5.15%	07/01/07		300,000		301,422

Texas 13.55%
Arlington Refunded, Series A	5.00%	08/15/08		200,000		212,164
Austin Utility System Revenue, Series A	5.375%	11/15/05		150,000		150,623
Bexar County Refunded, GO	5.40%	06/15/12		200,000		205,962
Gulf Coast Industrial Development Authority Pollution Control Revenue	4.95%	07/01/07		385,000		404,111
Killeen, Texas Independent School District System, GO	5.00%	02/15/09		400,000		420,304
San Antonio Water System Revenue	5.00%	05/15/13		100,000		106,429
Southwest Higher Education Authority	4.30%	10/01/09		300,000		305,145
Texas State Affordable Housing Corp.	4.00%	11/01/06		215,000		214,411
Texas State Water Development Board Revenue, Series A	5.125%	07/15/09		290,000		298,097
Texas Turnpike Authority Revenue	5.00%	06/01/08		200,000		210,900
						2,528,146

Utah 1.13%
Utah Transit Authority Sales Tax & Transportation Revenue	4.90%	12/15/09		200,000		210,378

Virginia 2.52%
Virginia Commonwealth Transportation Board	4.00%	05/15/07		460,000		470,562

Washington 0.58%
Clark County, Washington School District, GO Unlimited	5.125%	12/01/11		100,000		108,888

Wisconsin 0.85%
Milwaukee, Wisconsin, Series L, GO	4.60%	12/15/13		150,000		158,060

Total Municipal Bonds						17,394,328
(cost $17,356,459)

REPURCHASE AGREEMENT 4.19%

Joint Tri-Party Repurchase Agreement, Morgan Stanley
Dean Witter, 03/31/05, 2.68%, due 04/01/05,
repurchase price $782,145, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account (cost $782,087)	2.68%	04/01/05		782,087		782,087

Total Investments 97.46%						18,176,415
(cost $18,138,546)
Other assets and liabilities, net 2.54%						473,898

NET ASSETS 100%						$18,650,313

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)						March 31, 2005

	Coupon	Maturity		Principal
MUNICIPAL BONDS 94.38%	Rate	Date		Amount		Value

Alabama 2.85%
Alabama 21st Century Authority Tobacco Settlement Revenue	5.75%	12/01/19		$275,000		$289,927
Alabama State, GO Unlimited, Series A	4.625%	09/01/22		375,000		382,489
						672,416

Arizona 1.34%
Salt River Project Agricultural Improvement & Power District Electric System Revenue	6.00%	01/01/07		300,000		316,116

Arkansas 2.96%
Gravette Arkansas School District, GO Unlimited, Series B	4.00%	06/01/09		290,000		295,623
Nettleton Arkansas Special School District, GO Limited	4.20%	06/01/14		400,000		403,512
						699,135

California 5.05%
California State, GO Unlimited	5.00%	02/01/25		320,000		327,776
Los Angeles, California University School District, GO Unlimited, Series A	5.375%	07/01/18		790,000		864,971
						1,192,747

Colorado 0.66%
Colorado Health Facility Authority Revenue	5.00%	09/01/16		150,000		154,770

Florida 3.28%
Florida Board of Education Capital Outlay, GO Unlimited Tax, Refunding, Series A	6.625%	06/01/07		270,000		276,148
St. Lucie County Florida Sales Tax Revenue	5.25%	10/01/23		465,000		497,559
						773,707

Georgia 4.89%
Atlanta Development Authority Revenue	5.25%	07/01/22		500,000		523,545
Chatham County Hospital Authority Revenue, Series A	5.50%	01/01/34		405,000		422,658
Georgia Municipal Electric Authority Power Revenue, Series A	5.30%	01/01/07		200,000		208,592
						1,154,795

Illinois 6.76%
Du Page County, Refunding	5.60%	01/01/21		490,000		559,257
Illinois Development Financing Authority Hospital Revenue, Adventist Health Systems	5.65%	11/15/24		435,000		453,788
Illinois Development Financing Authority Revenue Presbyterian Home Lake Project, Series B	6.25%	09/01/17		250,000		265,745
Illinois Regional Transportation Authority Revenue, Series A	7.20%	11/01/20		250,000		317,707
						1,596,497

Iowa 2.22%
Polk County Revenue Catholic Health Initiatives, Series A	5.125%	12/01/11		500,000		523,540

Kansas 4.78%
Kansas State Development Finance Authority Hospital Revenue, Series Z	5.00%	12/15/12		500,000		534,825
University of Kansas Hospital Authority Health Facilities Revenue	5.625%	09/01/27		570,000		593,581
						1,128,406

Kentucky 2.32%
Kentucky State Property & Buildings Commission Revenue	4.50%	08/01/12		525,000		548,163

Maryland 6.25%
Baltimore, Maryland Water Project Revenue, Series A	5.00%	07/01/24		320,000		347,338
Maryland State Department of Transportation	5.00%	11/01/10		750,000		809,242
Maryland State Health & Higher Educational Facilities Authority Revenue	5.75%	07/01/21		300,000		319,674
						1,476,254

Michigan 5.20%
Belding Area Schools, Refunding	5.00%	05/01/18		390,000		401,501
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.375%	05/01/18		300,000		306,411
Michigan State Hospital Finance Authority Revenue	4.90%	05/15/13		500,000		520,575
						1,228,487

Missouri 1.81%
St. Louis Airport Development Program, Series A	5.00%	07/01/11		400,000		428,020

New Jersey 4.65%
New Jersey Health Care Facilities Financing Authority Revenue	4.375%	07/01/10		460,000		473,759
New Jersey State Housing & Management Financing Agency Revenue, Series G	2.90%	04/01/08		290,000		286,384
New Jersey State Transportation Authority, Series A	5.00%	06/15/13		315,000		336,565
						1,096,708

New Mexico 0.86%
New Mexico State Highway Commission Revenue	3.75%	06/15/06		200,000		202,446

New York 5.78%
Albany Parking Authority Revenue	5.00%	07/15/09		400,000		413,652
New York, GO Unlimited, Series H	5.25%	03/15/14		450,000		475,866
New York, GO Unlimited, Series J	5.00%	05/15/12		250,000		263,352
Saratoga County Industrial Development Agency Civic Facility Revenue, Series A	5.00%	12/01/09		200,000		211,806
						1,364,676

North Carolina 2.25%
North Carolina Eastern Municipal Power Agency Revenue, Refunding, Series A	5.60%	01/01/10		500,000		530,630

Ohio 2.36%
Ohio State Mental Health Facilities Revenue	5.50%	06/01/15		300,000		325,857
South Euclid Special Assessment, GO Limited Tax	6.70%	12/01/14		200,000		230,082
						555,939

Pennsylvania 2.24%
Chester County Health & Educational Facilities Authority Revenue	5.00%	05/15/08		250,000		263,595
Philadelphia Hospital & Higher Educational Facilities Authority Revenue	4.95%	06/15/06		265,000		265,652
						529,247

Puerto Rico 1.34%
Puerto Rico Electric Power Authority Revenue, Series II	5.125%	07/01/26		300,000		317,211

Rhode Island 4.64%
North Providence, GO Unlimited Tax, Series A	6.05%	07/01/13		500,000		544,055
Rhode Island State Health & Educational Building Corporation Revenue	6.50%	08/15/32		500,000		550,850
						1,094,905

South Carolina 1.09%
South Carolina Jobs Economic Development Authority Revenue	5.00%	11/01/23		250,000		256,590

Texas 9.30%
Austin Utility System Revenue, Series A	5.375%	11/15/05		225,000		225,934
Austin, Texas, GO	5.00%	09/01/16		565,000		586,459
Duncanville, Texas Independent School District, GO Unlimited, Series B	5.25%	02/15/32		500,000		518,910
Floresville, Texas Independent School District, GO Unlimited	5.00%	02/01/20		340,000		354,436
Killeen, Texas Refinancing & Improvement, GO	4.50%	08/01/18		500,000		509,010
						2,194,749

Utah 1.33%
Weber County School District, Series A	5.15%	06/15/08		300,000		313,131

Vermont 1.26%
Vermont Educational & Health Buildings Financing Agency Revenue, Vermont
Law School Project, Series A	5.375%	01/01/23		300,000		297,435

Virginia 1.25%
Norfolk, Virginia Water Revenue	4.625%	11/01/31		300,000		295,254

Washington 5.66%
Bellevue, Washington, GO	5.00%	12/01/13		790,000		856,905
King & Snohomish Counties' School District, Series C	5.00%	06/15/10		250,000		266,900
Spokane County Washington School District, GO Unlimited	5.05%	06/01/22		255,000		213,297
						1,337,102

Total Municipal Bonds						22,279,076
(cost $21,593,186)

REPURCHASE AGREEMENT 5.38%

Joint Tri-Party Repurchase Agreement, Morgan Stanley
Dean Witter, 03/31/05, 2.68%, due 04/01/05,
repurchase price $1,270,338, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account (cost $1,270,243)	2.68%	04/01/05		1,270,243		1,270,243

Total Investments 99.76%						23,549,319
(cost $22,863,429)
Other assets and liabilities, net 0.24%						57,004

NET ASSETS 100%						$23,606,323

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)						March 31, 2005

COMMON STOCKS AND WARRANTS 88.92%				Shares		Value

Aerospace/Defense 0.48%
Goodrich Corp.				2,500		$95,725

Automobile 0.43%
AutoNation, Inc.				4,500		85,230	*

Banks 3.13%
Banco Santander Central Hispano SA, Sponsored ADR				8,000		97,280
Bank of America Corp.				6,000		264,600
First Horizon National Corp.				2,500		101,975
PNC Financial Services Group, Inc.				3,000		154,440
						618,295

Beverages 1.92%
Diageo plc, Sponsored ADR				2,000		113,800
PepsiCo, Inc.				5,000		265,150
						378,950

Cable TV 0.51%
Comcast Corp., Class A				3,000		101,340	*

Casino Hotels 1.71%
Station Casinos, Inc.				5,000		337,750

Chemicals & Allied Products 1.55%
Dow Chemical Co.				3,500		174,475
Potash Corporation of Saskatchewan, Inc.				1,500		131,265
						305,740

Coal 1.88%
CONSOL Energy, Inc.				4,000		188,080
Fording Canadian Coal Trust				2,000		183,760
						371,840

Computer & Office Equipment 1.90%
Apple Computer, Inc.				9,000		375,030	*

Conglomerates 2.32%
Altria Group, Inc.				7,000		457,730

Construction 1.20%
Toll Brothers, Inc.				3,000		236,550	*

Data Processing & Software 2.97%
Activision, Inc.				13,333		197,328	*
Cognizant Technology Solutions Corp., Class A				4,000		184,800	*
Network Appliance, Inc				6,000		165,960	*
Stockgroup Information Systems, Inc.				110,000		37,950	*
						586,038

E-Commerce / Services 0.46%
Google, Inc., Class A				500		90,255	*

Electronics & Components 2.22%
Cadence Design Systems, Inc.				7,000		104,650	*
Intel Corp.				6,000		139,380
Seagate Technology				10,000		195,500	*
						439,530

Financial Services 3.07%
Citigroup, Inc.				5,000		224,700
Golden West Financial Corp.				2,500		151,250
Lehman Brothers Holdings, Inc.				1,500		141,240
Wells Fargo & Co.				1,500		89,700
						606,890

Forestry 1.00%
Rayonier, Inc.				4,000		198,120

Healthcare Distributors 4.14%
Aetna, Inc.				2,000		149,900
UnitedHealth Group, Inc.				7,000		667,660
						817,560

Hotels 0.94%
Choice Hotels International, Inc.				3,000		185,850

Household Appliances 2.19%
General Electric Co.				12,000		432,720

Industrial Components 0.86%
Rockwell Automation, Inc.				3,000		169,920

Insurance 2.29%
ProAssurance Corp.				4,500		177,750	*
The Hartford Financial Services Group, Inc.				4,000		274,240
						451,990

Investment Adviser 1.04%
Franklin Resources, Inc.				3,000		205,950

Investment Trusts 5.52%
iShares Russell 2000 Index Fund				1,500		183,225
Nasdaq-100 Index Tracking Stock				10,000		365,500
Pharmaceutical HOLDRs Trust				3,000		215,820
Semiconductor HOLDRs Trust				10,000		325,300
						1,089,845

Manufacturing 2.52%
Caterpillar, Inc.				3,000		274,320
Textron, Inc.				3,000		223,860
						498,180

Media 1.24%
Martha Stewart Living Omnimedia, Inc., Class H				5,000		112,950	*
Time Warner, Inc.				7,500		131,625	*
						244,575

Metal & Mineral Mining 7.09%
Alcan, Inc.				4,000		151,680
Bema Gold Corp., Warrants (October 2007)				25,000		34,102	*
Cameco Corp.				6,000		265,440
Joy Global, Inc.				5,000		175,300
Phelps Dodge Corp.				1,000		101,730
Wheaton River Minerals Ltd., Warrants (March 2007)				125,000		276,951	*
Wheaton River Minerals Ltd., Warrants (May 2007)				150,000		332,341	*
Wheaton River Minerals Ltd., Warrants (August 2008)				50,000		64,071	*
						1,401,615

Oil & Gas Drilling 2.96%
Nabors Industries, Inc.				4,500		266,130	*
Precision Drilling Corp.				1,500		111,990	*
Transocean, Inc.				4,000		205,840	*
						583,960

Oil & Gas Equipment & Services 1.31%
Halliburton Co.				6,000		259,500

Oil & Gas Exploration & Production 2.07%
Chesapeake Energy Corp.				6,000		131,640
Kerr-McGee Corp.				2,000		156,660
XTO Energy, Inc.				3,666		120,392
						408,692

Oil & Gas Refining & Marketing 3.33%
ChevronTexaco Corp.				7,500		437,325
Valero Energy Corp.				3,000		219,810
						657,135

Oil & Gas Royalty Trusts 2.38%
Enerplus Resources Fund				6,000		217,560
San Juan Basin Royalty Trust				7,000		252,280
						469,840

Pharmaceuticals 3.25%
Caremark Rx, Inc.				6,000		238,680	*
Johnson & Johnson				6,000		402,960
						641,640

Retail 6.50%
7-Eleven, Inc.				6,000		144,120	*
American Eagle Outfitters, Inc.				10,000		295,500
AutoZone, Inc.				2,000		171,400	*
Foot Locker, Inc.				6,000		175,800
Luxottica Group SpA, Sponsored ADR				3,000		61,200
Starbucks Corp.				2,000		103,320	*
The Clorox Co.				3,000		188,970
Urban Outfitters, Inc.				3,000		143,910	*
						1,284,220

Shipping & Containers 0.52%
Frontline Ltd.				2,000		98,000
Ship Finance International Ltd.				200		4,060
						102,060

Telecommunications 1.51%
Stream Communications Network, Inc.				190,000		142,500	*
Telefonica S.A., Sponsored ADR				3,000		155,910
						298,410

Transportation 7.43%
Burlington Northern Santa Fe Corp.				12,000		647,160
FedEx Corp.				2,500		234,875
Yellow Roadway Corp.				10,000		585,400	*
						1,467,435

Utilities 3.08%
Duke Energy Corp.				6,000		168,060
Entergy Corp.				3,000		211,980
Exelon Corp.				5,000		229,450
						609,490

Total Common Stocks and Warrants						17,565,600
(cost $15,422,627)

				Principal
REPURCHASE AGREEMENT 8.77%				Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley
Dean Witter, 03/31/05, 2.68%, due 04/01/05,
repurchase price $1,732,508, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account (cost $1,732,379)				$1,732,379		1,732,379

Total Investments 97.69%						19,297,979
(cost $17,155,006)
Other assets and liabilities, net 2.31%						455,485

NET ASSETS 100%						$19,753,464

See notes to portfolios of investments.

CHINA REGION OPPORTUNITY FUND
Portfolio of Investments (unaudited)					March 31, 2005

COMMON STOCKS AND WARRANTS 88.91%				Shares		Value

Apparel 1.73%
Li & Fung Ltd.				300,000		$548,130

Banking & Financial Services 7.71%
Cathay Financial Holding Co., Ltd.				100,000		189,805
HSBC Holdings plc, Sponsored ADR				5,000		397,000
Kookmin Bank, Sponsored ADR				20,000		893,000
SE Global Equities Corp.				362,500		835,562	*
United Overseas Bank Ltd.				15,000		130,846
						2,446,213

Chemicals & Allied Products 3.58%
Kingboard Chemical Holdings Ltd.				300,000		896,240
Taiwan Fertilizer Co., Ltd.				200,000		240,272
						1,136,512

Conglomerates 3.47%
China Merchants Holdings International Co., Ltd.				200,000		392,345
First Pacific Co., Ltd.				1,500,000		476,007	*
Keppel Corp., Ltd.				35,000		231,100
						1,099,452

Education 3.00%
Capital Alliance Group, Inc.				1,578,332		952,532	*	+

Electric Services 1.69%
Korea Electric Power Corp., Sponsored ADR				40,000		537,600	*

Electronic Equipment 8.89%
ASM Pacific Technology Ltd.				100,000		432,093
Hon Hai Precision Industry Co., Ltd.				60,000		266,616
LG.Philips LCD Co., Ltd.				10,000		215,500	*
Samsung Electronics Co., Ltd., GDR,144A				2,000		495,000
Skyworth Digital Holdings Ltd.				600,000		52,409
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR				30,000		254,400
Techtronic Industries Co., Ltd.				500,000		1,102,670
Yageo Corp.				1		2	*
						2,818,690

Engineering Services 0.49%
Singapore Technologies Engineering Ltd.				100,000		155,076

Insurance 1.05%
China Life Insurance Co., Ltd., H shares				500,000		332,878	*

Internet 1.59%
Asia Broadband, Inc.				954,500		286,350	*
Netease.com, Inc., ADR				4,500		216,945	*
						503,295

Investment Trust 0.46%
iShares MSCI Singapore (Free) Index Fund				20,000		144,800	*

Natural Resources 13.43%
Caledon Resources Corp. plc				900,000		76,488	*
China NetTV Holdings, Inc.				500,000		90,000	*
China NetTV Holdings, Inc., Warrants (September 2005)				500,000		0	*
Continental Minerals Corp.				200,000		188,492	*
Entree Gold, Inc.				200,000		163,690	*
Entree Gold, Inc., Warrants (October 2005)				100,000		0	*
Erdene Gold, Inc.				100,000		86,806	*
Global Alumina Products Corp.				200,000		400,000	*
Global Alumina Products Corp., Warrants (May 2006)				100,000		50,000	*
Golden China Resources Corp.				307,500		90,247	*
Golden China Resources Corp., Warrants (April 2005)				28,750		0	*
Jiangxi Copper Co., Ltd., H Shares				250,000		133,026
Nu XMP Ventures Ltd., Units				100,000		33,896	*
Nu XMP Ventures Ltd., Warrants (May 2005)				100,000		0	*
Olympus Pacific Minerals, Inc.				340,500		78,819	*
Olympus Pacific Minerals, Inc., Warrants (October 2005)				250,000		0	*
Silk Road Resources Ltd.				260,000		146,164	*
Silk Road Resources Ltd., Warrants (June 2005)				130,000		0	*
SKN Resources Ltd, 144A, Units (RS)				100,000		159,826	*
Spur Ventures, Inc.				500,000		661,376	*
Sterling Group Ventures, Inc.				512,800		117,944	*
Sterling Group Ventures, Inc., Warrants (February 2006)				500,000		0	*
Toledo Mining Corp. plc				2,262,000		108,936	*
TVI Pacific, Inc.				1,185,714		117,630	*
TVI Pacific, Inc., Warrants (November 2005)				1,185,714		39,210	*
Western Canadian Coal Corp.				90,000		386,905	*
Western Canadian Coal Corp., Warrants (April 2005)				50,000		173,611	*
Yanzhou Coal Mining Co., Ltd., H shares				700,000		957,602
						4,260,668

Office Supplies 0.00%
China First Pencil Co., Ltd., B shares				1		0	*
Daying Modern Agricultural Co.				1		0	*
						0

Oil & Gas - Integrated 1.39%
PTT plc				10,000		49,335
Sinopec Zhenhai Refining and Chemical Co., Ltd., H shares				140,000		150,784
Thai Oil plc				150,000		241,564	*
						441,683

Oil & Gas Exploration & Production - Junior 4.86%
Big Sky Energy Corp.				1,145,350		1,282,792	*
Big Sky Energy Corp. (RS)				100,000		106,400	*
PTT Exploration and Production plc				20,000		152,352
						1,541,544

Oil & Gas Extraction 8.97%
China Petroleum & Chemical Corp., ADR				15,000		611,550
CNOOC Ltd., ADR				20,000		1,094,200
PetroChina Co., Ltd., ADR				18,000		1,137,960
						2,843,710

Pharmaceuticals 0.08%
Dragon Pharmaceuticals, Inc.				30,000		24,000	*

Pipelines 0.92%
China Gas Holdings Ltd.				1,600,000		293,362	*

Publishing 0.38%
Lingo Media, Inc.				800,000		119,048	*

Real Estate Developers 3.92%
Cheung Kong Holdings Ltd.				120,000		1,061,641
Sun Hung Kai Properties Ltd.				20,000		181,428
						1,243,069

Retail 7.12%
Esprit Holdings Ltd.				180,000		1,228,964
Lifestyle International Holdings Ltd.				200,000		307,722
Sa Sa International Holdings Ltd.				1,500,000		721,223
Shanghai Friendship Group, Inc., Co., B shares				2		1
						2,257,910

Shipping & Containers 7.59%
China International Marine Containers (Group) Co., Ltd., B shares				123,141		368,511
China Shipping Development Co., Ltd., H Shares				800,000		702,632
Cosco Pacific Ltd.				499,000		1,084,470
Shenzhen Chiwan Wharf Holdings Ltd., Series B				100,000		251,819
						2,407,432

Steel Manufacturing 0.37%
Angang New Steel Co., Ltd., H shares				200,000		117,319

Telecommunications 3.79%
China Mobile (Hong Kong) Ltd., H shares				200,000		658,399
KT Corp., Sponsored ADR				20,000		426,200
SK Telecom Co., Ltd., ADR				6,000		118,320
						1,202,919

Transportation 0.56%
Guangshen Railway Co., Ltd., H Shares				500,000		178,799

Utilities 1.87%
Hong Kong & China Gas Co., Ltd.				301,693		593,773

Total Common Stocks and Warrants						28,200,414
(cost $22,750,070)

				Principal
REPURCHASE AGREEMENT 8.91%				Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley
Dean Witter, 03/31/05, 2.68%, due 04/01/05,
repurchase price $2,827,262, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account (cost $2,827,052)				$2,827,052		2,827,052

Total Investments 97.82%						31,027,466
(cost $25,577,122)
Other assets and liabilities, net 2.18%						689,765

NET ASSETS 100%						$31,717,231

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)					March 31, 2005

COMMON STOCKS AND WARRANTS 83.10%				Shares		Value

Aluminum 1.38%
Alcan, Inc.				60,000		$2,275,200
Aluminum Corporation of China Ltd., ADR				15,000		877,800
Aluminum Corporation of China Ltd., H Shares				1,000,000		585,903
Century Aluminum Co.				50,000		1,513,000	*
Global Alumina Products Corp.				800,000		1,600,000	*
Global Alumina Products Corp., Warrants (May 2006)				400,000		200,000	*
						7,051,903

Chemicals - Diversified 3.07%
Dow Chemical Co.				75,000		3,738,750
E.I. du Pont de Nemours and Co.				30,000		1,537,200
FMC Corp.				40,000		2,138,000	*
Lyondell Chemical Co.				130,000		3,629,600
NOVA Chemicals Corp.				50,000		2,141,458
PPG Industries, Inc.				35,000		2,503,200
						15,688,208

Chemicals - Specialty 0.30%
Hercules, Inc.				105,000		1,521,450	*

Coal 4.74%
Adobe Ventures, Inc.				2,140,000		1,149,967	*	+
Adobe Ventures, Inc., Warrants (March 2006)				550,000		0	*
Arch Coal, Inc.				50,000		2,150,500
CONSOL Energy, Inc.				50,000		2,351,000
Fording Canadian Coal Trust				115,000		10,552,350
Macarthur Coal Ltd.				650,000		3,365,544
NEMI Northern Energy & Mining, Inc.				709,230		1,172,669	*
NEMI Northern Energy & Mining, Inc., Warrants (May 2005)				769,230		794,922	*
Western Canadian Coal Corp.				430,000		1,848,545	*
Western Canadian Coal Corp., Warrants (April 2005)				75,000		260,417	*
Western Canadian Coal Corp., Warrants (June 2006)				145,000		443,535	*
Westshore Terminals Income Fund				12,500		127,108
						24,216,557

Copper 1.63%
African Copper plc				1,530,000		1,545,914	*
Amerigo Resources Ltd.				730,100		1,327,894	*
Amerigo Resources Ltd., Warrants (June 2005)				1,500		1,798	*
Constellation Copper Corp.				5,196,900		4,296,379	*
EuroZinc Mining Corp., Special Warrants				1,000,000		744,048	*
Peru Copper, Inc.				32,400		40,179	*
Tenke Mining Corp.				2,000		8,350	*
Toledo Mining Corp. plc				8,260,000		397,796	*
						8,362,358

Data Processing & Software 0.01%
Stockgroup Information Systems, Inc.				110,000		37,950	*

Diamond Mining & Exploration 0.06%
Diamond Fields International Ltd.				112,000		46,296	*
Diamond Fields International Ltd., Warrants (November 2006)				112,000		0	*
Diamonds North Resources Ltd.				150,000		107,887	*
Metalex Ventures Ltd.				30,000		24,802	*
Vaaldiam Resources Ltd.				250,000		128,142	*
						307,127

Diversified Operations 0.46%
Walter Industries, Inc.				55,000		2,340,250

Education 0.00%
Capital Alliance Group, Inc.				8,500		5,130	*

Electricity Generation 0.52%
Great Lakes Hydro Income Fund				100,000		1,570,767
Northland Power Income Fund				100,000		1,102,017
						2,672,784

Ferrochrome 0.00%
Zimasco Consolidated Enterprises Ltd. (RS)				22,000		4,840	*

Financial Services 0.30%
GMP Capital Corp.				80,100		1,489,955
SE Global Equities Corp.				10,000		23,050	*
						1,513,005

Forestry 0.75%
Canfor Corp.				75,000		1,006,944	*
TimberWest Forest Corp.				230,000		2,810,351
						3,817,295

Gas & Propane Distribution 1.55%
Energy Savings Income Fund				220,000		2,991,898
ONEOK, Inc.				80,000		2,465,600
Superior Plus Income Fund				100,000		2,469,411
						7,926,909

Gold & Copper Mining 3.82%
European Minerals Corp.				368,250		231,374	*
European Minerals Corp., Warrants (December 2008)				169,125		41,946	*
Ivanhoe Mines Ltd.				310,000		2,332,176	*
Northern Dynasty Minerals Ltd., Units (RS)				400,000		1,740,410	*
Northern Orion Resources, Inc.				2,030,000		5,890,625	*
Northern Orion Resources, Inc., Warrants (May 2008)				617,700		842,597	*
Northern Orion Resources, Inc., Warrants (February 2010)				85,000		45,676	*
Northgate Minerals Corp.				1,100,000		1,564,153	*
Northgate Minerals Corp., Warrants (December 2006)				759,000		169,172	*
Odyssey Resources Ltd.				20,000		1,240	*
Taseko Mines Ltd.				995,000		1,209,201	*
Taseko Mines Ltd., Units (RS)				500,000		577,464	*
Taseko Mines Ltd., Warrants (December 2005)				250,000		148,810	*
Wheaton River Minerals Ltd.				500,000		1,785,714	*
Wheaton River Minerals Ltd., Warrants (March 2007)				337,450		747,657	*
Wheaton River Minerals Ltd., Warrants (May 2007)				413,250		915,600	*
Wheaton River Minerals Ltd., Warrants (August 2008)				985,000		1,262,194	*
						19,506,009

Gold & Nickel Mining 0.01%
Rio Narcea Gold Mines Ltd., Warrants (September 2008)				122,500		32,914	*

Gold Mining 3.62%
Agnico-Eagle Mines Ltd., Warrants (November 2007)				10,000		23,900	*
Apollo Gold Corp.				403,125		186,632	*
Bema Gold Corp.				472,750		1,266,320	*
Bema Gold Corp., Warrants (October 2007)				210,000		286,458	*
Bolivar Gold Corp.				1,665,000		3,578,869	*
Bolivar Gold Corp., Warrants (March 2008)				312,500		418,527	*
Bolivar Gold Corp., Warrants (August 2008)				320,000		291,005	*
Bolivar Gold Corp., Warrants (March 2009)				21,000		16,493	*
Caledon Resources Corp. plc				1,000,000		84,987	*
Cambior, Inc.				60,000		131,944	*
Century Mining Corp., Warrants (March 2007) (RS)				500,000		17,671	*
China NetTV Holdings, Inc.				653,750		117,675	*
China NetTV Holdings, Inc., Warrants (September 2005)				500,000		0	*
Corona Gold Ltd.				50,000		386	*
Crowflight Minerals, Inc.				1,100,000		259,177	*
Desert Sun Mining Corp.				50,000		82,259	*
Dumont Nickel, Inc.				500,000		70,271	*
Dumont Nickel, Inc., Warrants (October 2005)				250,000		0	*
Entree Gold, Inc.				198,400		162,381	*
Entree Gold, Inc., Warrants (October 2005)				80,000		0	*
Gammon Lake Resources, Inc.				150,000		870,536	*
Glencairn Gold Corp.				640,000		261,905	*
Glencairn Gold Corp., Warrants (November 2008)				345,000		39,931	*
Goldcorp, Inc.				305,000		4,333,952
Goldcorp, Inc., Warrants (April 2007)				7,500		52,125	*
Goldcorp, Inc., Warrants (May 2009)				200		2,836	*
Golden China Resources Corp.				136,000		39,914	*
Golden China Resources Corp., Warrants (April 2005)				43,000		0	*
Guinor Gold Corp.				20,000		18,188	*
IAMGOLD Corp.				300,000		1,847,718
Kinross Gold Corp., Warrants (December 2007)				145,000		37,161	*
Laurion Gold, Inc.				25,500		2,846	*
Medoro Resources Ltd.				300,000		29,762	*
Metallica Resources, Inc.				276,000		362,798	*
Metallica Resources, Inc., Warrants (December 2008)				200,000		52,910	*
Mexgold Resources, Inc.				305,000		690,890	*
Mexgold Resources, Inc., Warrants (February 2006)				150,000		29,762	*
Moss Lake Gold Mines Ltd.				3,000		471	*
Nevada Pacific Gold Ltd.				538,648		409,686	*
Nevsun Resources Ltd., Warrants (May 2005)				50,000		60,351	*
New Sleeper Gold Corp.				200,000		56,217	*
New Sleeper Gold Corp., Warrants (December 2008)				100,000		0	*
Olympus Pacific Minerals, Inc.				475,000		109,954	*
Olympus Pacific Minerals, Inc., Warrants (October 2005)				250,000		0	*
Pacific Ridge Exploration Ltd.				125,000		9,042	*
Pacific Rim Mining Corp.				130,000		87,089	*
Planet Exploration, Inc.				160,000		72,751	*
Planet Exploration, Inc., Warrants (December 2005)				160,000		0	*
QGX Ltd.				180,000		352,679	*
Radius Gold, Inc.				9,600		11,587	*
Randgold Resources Ltd., ADR				9,400		116,184	*
Ridge Mining plc				575,000		515,824	*
Silk Road Resources Ltd.				265,000		148,975	*
Silk Road Resources, Inc., Warrants (June 2005)				132,500		0	*
Stingray Resources, Inc.				120,000		84,325	*
Stingray Resources, Inc., Warrants (December 2005)				60,000		0	*
TLC Ventures Corp.				226,000		214,864	*
TLC Ventures Corp., Warrants (May 2005)				87,500		0	*
TVI Pacific, Inc.				2,621,428		260,062	*
TVI Pacific, Inc., Warrants (November 2005)				2,371,428		78,420	*
U.S. Gold Corp.				5,360		1,903	*
UGL Enterprises Ltd.				100,000		52,083	*
X-Cal Resources Ltd.				396,000		98,214	*
Yamana Gold, Inc.				25,000		83,085	*
Yamana Gold, Inc., Warrants (July 2008)				12,500		27,488	*
						18,519,443

Industrial Gases 0.31%
Air Products & Chemicals, Inc.				25,000		1,582,250

Investment Trust 0.42%
streetTRACKS Gold Trust				50,000		2,141,000	*

Iron Ore 0.87%
Companhia Vale do Rio Doce, ADR				50,000		1,580,500
Labrador Iron Ore Royalty Trust				150,000		2,853,423
						4,433,923

Lead 0.32%
Ivernia, Inc.				1,000,000		1,636,905	*

Lithium 0.02%
Sterling Group Ventures, Inc.				525,700		120,911	*
Sterling Group Ventures, Inc., Warrants (February 2006)				500,000		0	*
						120,911

Merchant Banking 0.19%
Endeavour Mining Capital Corp.				328,000		935,516
Endeavour Mining Capital Corp., Warrants (November 2008)				60,000		44,643	*
						980,159

Mining Equipment & Services 1.31%
Bucyrus International, Inc., Class A				65,000		2,538,900
Dynatec Corp.				1,650,000		1,555,060	*
Joy Global, Inc.				75,000		2,629,500
						6,723,460

Nickel 0.04%
European Nickel plc				350,000		231,354	*
European Nickel plc, Warrants (September 2005)				175,000		0	*
						231,354

Oil & Gas - Integrated 5.08%
Petro-Canada				80,000		4,628,800
PetroChina Co., Ltd., ADR				60,000		3,793,200
Petroleo Brasileiro S.A., ADR				145,000		6,149,150
Questar Corp.				30,000		1,777,500
Southwestern Energy Co.				75,000		4,257,000	*
Western Gas Resources, Inc.				155,000		5,339,750
						25,945,400

Oil & Gas Drilling 5.27%
GlobalSantaFe Corp.				110,000		4,074,400
Nabors Industries, Inc.				70,000		4,139,800	*
Patterson-UTI Energy, Inc.				135,000		3,377,700
Pioneer Drilling Co.				170,700		2,350,539	*
Precision Drilling Corp.				50,000		3,733,000	*
Transocean, Inc.				75,000		3,859,500	*
Unit Corp.				120,000		5,420,400	*
						26,955,339

Oil & Gas Equipment & Services 7.95%
Baker Hughes, Inc.				75,000		3,336,750
BJ Services Co.				90,000		4,669,200
Calfrac Well Services Ltd.				65,000		1,751,281	*
CCS Income Trust				160,000		3,678,571
Grant Prideco, Inc.				170,000		4,107,200	*
Halliburton Co.				100,000		4,325,000
National-Oilwell, Inc.				52,000		2,428,400	*
Oil States International, Inc.				115,000		2,363,250	*
Peak Energy Services Trust				17,000		126,348
Savanna Energy Services Corp.				120,000		1,886,905	*
Saxon Energy Services, Inc., Units (RS)				750,000		2,827,381	*
SIEM Offshore				153,000		920,946	*
Technicoil Corp.				410,000		1,016,865	*
TETRA Technologies, Inc.				110,000		3,128,400	*
Trican Well Service Ltd.				35,000		2,256,944	*
Willbros Group, Inc.				90,000		1,818,000	*
						40,641,441

Oil & Gas Exploration & Production - Junior 16.22%
Aquest Energy Ltd.				109,800		135,253	*
Bankers Petroleum Ltd.				4,818,000		6,850,992	*
Bankers Petroleum Ltd., Warrants (November 2009)				2,209,000		2,100,157	*
Big Sky Energy Corp.				2,367,000		2,651,040	*	+
Big Sky Energy Corp. (RS)				1,000,000		1,064,000	*	+
Birchcliff Energy Ltd., S/R				100,000		396,825	*
BlackRock Ventures, Inc.				510,000		4,452,381	*
Calvalley Petroleum, Inc., Class A (RS)				185,000		537,595	*
Choice Resources Corp.				1,973,000		978,671	*	+
Choice Resources Corp., Warrants (March 2006)				1,000,000		0	*
Cinch Energy Corp.				310,000		627,894	*
CNH Global NV, Warrants (June 2005)				300,000		31,002	*
Compton Petroleum Corp.				50,000		502,232	*
Denbury Resources, Inc.				45,000		1,585,350	*
Duvernay Oil Corp.				105,000		2,391,493	*
EastCoast Energy Corp., Class B				2,600		7,738	*
Elgin Resources, Inc.				625,000		800,885	*
Elgin Resources, Inc., Warrants (March 2006)				250,000		10,334	*
Fairborne Energy Ltd.				170,000		1,908,565	*
First Calgary Petroleums Ltd.				50,000		698,578	*
Gastar Exploration Ltd.				170,000		595,900	*
Gentry Resources Ltd. (RS)				120,000		442,956	*
Grove Energy Ltd.				1,000,000		859,788	*
Grove Energy Ltd., Warrants (April 2006)				600,000		317,460	*
Harvest Natural Resources, Inc.				275,000		3,269,750	*
Ivanhoe Energy, Inc.				10,000		27,364	*
Kereco Energy Ltd. (RS)				125,000		1,118,190	*
Loon Energy, Inc.				1,810,000		1,526,290	*
Mustang Resources, Inc.				50,000		372,024	*
Niko Resources Ltd., Class A				52,000		2,684,259
OPTI Canada, Inc.				150,000		3,249,008	*
Pacific Stratus Ventures Ltd.				3,000,000		818,452	*	+
Pacific Stratus Ventures Ltd., Warrants (August 2006)				1,500,000		0	*
Pan-Ocean Energy Corp., Ltd.				120,000		2,802,579	*
Paramount Resources Ltd.				100,000		2,562,004	*
PetroQuest Energy, Inc.				108,000		717,120	*
ProspEx Resources Ltd.				320,000		947,090	*
ProspEx Resources Ltd. (RS)				300,000		843,502	*
Quadra Resources Corp.				3,800,000		304,000	*
Rock Creek Resources Ltd.				200,000		396,825	*	+
Tanganyika Oil Company Ltd.				300,000		1,959,325	*
Tempest Energy Corp., Class A				100,000		462,963	*
TransGlobe Energy Corp.				230,000		1,486,938	*
Tyner Resources Ltd., Units (RS)				850,000		817,781	*
Vaquero Energy Ltd.				50,000		308,780	*
West Energy Ltd.				650,000		2,772,817	*
White Nile Ltd.				13,000,000		23,545,176	*	+
						82,939,326

Oil & Gas Exploration & Production - Senior 5.10%
Anadarko Petroleum Corp.				60,000		4,566,000
Chesapeake Energy Corp.				100,000		2,194,000
CNOOC Ltd., ADR				40,000		2,188,400
EnCana Corp.				20,000		1,408,400
Novy Neft II Limited				60,000		817,500	*
Penn West Petroleum Ltd.				105,000		6,953,125
Vintage Petroleum, Inc.				210,000		6,606,600
XTO Energy, Inc.				40,000		1,313,600
						26,047,625

Oil & Gas Refining & Marketing 1.66%
Premcor, Inc.				50,000		2,984,000
Valero Energy Corp.				75,000		5,495,250
						8,479,250

Oil & Gas Royalty Trusts 7.61%
Acclaim Energy Trust				260,000		3,269,345
ARC Energy Trust				120,000		1,800,595
Baytex Energy Trust				110,000		1,355,903
Bonavista Energy Trust				245,000		6,102,720
Canadian Oil Sands Trust				35,000		2,379,919
Enerplus Resources Fund				100,000		3,625,400
Esprit Energy Trust, Class A				285,000		2,940,476
Focus Energy Trust				310,000		5,330,688
Harvest Energy Trust				202,000		4,124,835
Paramount Energy Trust				70,000		998,264
Peyto Energy Trust				20,900		893,295
San Juan Basin Royalty Trust				80,000		2,883,200
Vermillion Energy Trust				170,000		3,194,527
						38,899,167

Platinum Group Metals 1.02%
African Minerals, Special Warrants (RS)				12,500		75,000	*
Anooraq Resources Corp.				750,000		799,851	*
Anooraq Resources Corp., Warrants (March 2006)				175,000		0	*
Aquarius Platinum Ltd. (RS)				6,862		32,900
Atikwa Minerals Corp.				10,000		579	*
Osmium Holdings S.A. (RS)				104		10,400	*
Platinum Group Metals Ltd.				239,700		227,889	*
Southern African Resources plc				5,450,000		2,727,611	*
Southern Platinum Corp.				625,000		1,312,417	*
SouthernEra Resources Ltd., Warrants (November 2006)				100,000		7,027	*
						5,193,674

Polymetallic 0.03%
Altius Minerals Corp., Warrants (July 2005)				100,000		138,062	*

Potash & Agricultural Fertilizers 0.63%
Potash Corporation of Saskatchewan, Inc.				30,000		2,625,300
Spur Ventures, Inc.				450,000		595,238	*
						3,220,538

Power Technology 0.02%
Dynex Power, Inc.				660,000		125,496	*
Dynex Power, Inc., Warrants (August 2006)				330,000		0	*
						125,496

Pulp & Paper 0.21%
Aracruz Celulose S.A., ADR				30,000		1,074,000

Shipping & Containers 0.97%
China Shipping Development Co., Ltd., H Shares				2,000,000		1,756,579
Frontline Ltd.				30,000		1,470,000
General Maritime Corp.				35,000		1,695,400	*
Ship Finance International Ltd.				1,000		20,300
						4,942,279

Silver Mining 0.78%
Pan American Silver Corp., Warrants (February 2008)				32,000		225,000	*
Silver Wheaton Corp.				465,675		1,489,883	*
Silver Wheaton Corp., Units				1,500,000		959,821	*
Silver Wheaton Corp., Warrants (August 2009)				2,946,250		1,193,504	*
SKN Resources Ltd.				60,000		96,230	*
						3,964,438

Steel 1.59%
Algoma Steel, Inc.				20,000		541,501	*
Companhia Siderurgica Nacional S.A., ADR				175,000		4,217,500
NS Group, Inc.				45,000		1,413,450	*
POSCO, ADR				40,000		1,974,400
						8,146,851

Uranium 1.45%
Cameco Corp.				90,000		3,985,863
Khan Resources Inc., Special Warrants (RS)				400,000		330,688	*
Uranium Power Corp.				225,000		122,768	*
Western Prospector Group Ltd.				117,200		366,250	*
Western Prospector Group Ltd., Units				650,000		2,031,250	*
Western Prospector Group Ltd., Warrants (October 2005)				325,000		585,731	*
						7,422,550

Zinc 1.81%
Breakwater Resources Ltd., Warrants (January 2009)				2,100,000		442,708	*
HudBay Minerals, Inc.				1,513,700		4,254,778	*
HudBay Minerals, Inc., Warrants (December 2009)				14,883,000		615,203	*
Lundin Mining Corp.				282,125		2,612,269	*
Noranda Income Fund				90,000		880,208
Royal Roads Corp.				1,510,000		443,163	*
						9,248,329

Total Common Stocks and Warrants						424,757,859
(cost $336,065,272)

PURCHASED OPTION 0.01%				Contracts

Gold Mining 0.01%
Placer Dome, Inc., Strike Price 25, Call, Expiration Jan. 2006				700		28,000
(premium $81,743)

				Principal
CONVERTIBLE DEBENTURES 0.54%				Amount

Gold Mining 0.07%
Bolivar Gold Corp.				$191,733		188,550
Century Mining Corp.				162,674		186,012
						374,562

Oil & Gas Exploration & Production - Junior 0.47%
1078352 Alberta Ltd. (RS)				827,472		826,719
Catalina Energy Corp.				63,875		60,626
Gastar Exploration Ltd.				1,500,000		1,500,000
						2,387,345

Total Convertible Debentures						2,761,907
(cost $2,745,754)

Total Securities						427,547,766

REPURCHASE AGREEMENT 14.47%

Joint Tri-Party Repurchase Agreement, Morgan Stanley
Dean Witter, 03/31/05, 2.68%, due 04/01/05,
repurchase price $73,998,220, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account (cost $73,992,712)				73,992,712		73,992,712

Total Investments 98.12%						501,540,478
(cost $412,885,481)
Other assets and liabilities, net 1.88%						9,622,853

NET ASSETS 100%						$511,163,331

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)					March 31, 2005

COMMON STOCKS AND WARRANTS 90.29%				Shares		Value

Data Processing & Software 0.12%
Stockgroup Information Systems, Inc.				1,050,000		$362,250	*

Diamond Mining & Exploration 2.17%
Aber Diamond Corp.				85,000		2,578,249
Diagem International Resource Corp.				800,000		132,275	*
Diamond Fields International Ltd.				1,290,000		533,234	*
Diamond Fields International Ltd., Warrants (November 2006)				512,000		0	*
Diamonds North Resources Ltd.				2,202,000		1,583,780	*	+
Metalex Ventures Ltd.				70,000		57,870	*
Shore Gold, Inc.				175,000		814,525
Tahera Diamond Corp.				800,000		337,302	*
Vaaldiam Resources Ltd.				750,000		384,425	*
						6,421,660

Diamonds & Gold Retail 0.26%
Tiffany & Co.				22,500		776,700

Financial Services 1.52%
GMP Capital Corp.				129,100		2,401,414
NETeller plc				179,800		2,078,170	*
						4,479,584

Gold/Mineral Exploration & Development 27.71%
Alamos Gold, Inc.				709,900		2,200,831	*
American Gold Capital Corp.				200,000		139,716	*
Amerix Precious Metals Corp.				425,000		126,488	*
Amerix Precious Metals Corp., Warrants (December 2005)				212,500		0	*
AMT International Mining Corp.				1,000,000		14,054	*
Atikwa Minerals Corp.				1,448,333		83,816	*
Atikwa Minerals Corp., Warrants (July 2005)				1,333,333		0	*
Bendigo Mining NL				685,000		635,242	*
Bolivar Gold Corp.				4,905,000		10,543,155	*	+
Bolivar Gold Corp., Warrants (March 2008)				965,700		1,293,348	*
Bolivar Gold Corp., Warrants (August 2008)				2,030,300		1,846,338	*
Bolivar Gold Corp., Warrants (March 2009)				83,000		65,187	*
Caledon Resources Corp. plc				18,170,000		1,544,214	*	+
Candente Resource Corp.				190,000		70,685	*
Central African Gold plc				4,000,000		453,264	*
Century Mining Corp.				84,713		33,966	*
Century Mining Corp., Warrants (March 2007) (RS)				500,000		17,671	*
Chilean Gold Ltd. (RS)				500,000		0	*
Continental Minerals Corp.				685,000		645,585	*
Continental Precious Minerals, Inc.				200,000		33,896	*
Corona Gold Corp.				812,500		6,279	*
Desert Sun Mining Corp.				70,000		115,162	*
Desert Sun Mining Corp., Warrants (November 2008)				46,000		25,860	*
Dumont Nickel, Inc.				1,525,000		214,327	*
Dumont Nickel, Inc., Warrants (October 2005)				750,000		0	*
Dynatec Corp.				2,192,000		2,065,873	*
ECU Silver Mining, Inc.				900,000		197,173	*
Erdene Gold, Inc.				400,000		347,222	*
European Minerals Corp.				1,170,000		734,139	*
European Minerals Corp., Warrants (December 2008)				400,000		99,206	*
Farallon Resources Ltd.				2,130,000		1,162,202	*
First Point Minerals Corp.				1,040,000		120,370	*
Fortress Minerals Corp.				110,000		54,564	*
Gabriel Resources Ltd.				100,000		148,810	*
Gallery Gold Ltd.				900,000		292,118	*
Gammon Lake Resources, Inc.				155,000		899,554	*
Glencairn Gold Corp.				2,520,000		1,031,250	*
Glencairn Gold Corp. (RS)				413,000		160,560	*
Glencairn Gold Corp., Warrants (November 2008)				1,105,000		127,894	*
Glencairn Gold Corp., Warrants (November 2008) (RS)				206,500		22,705	*
Gold Fields Ltd., ADR				166,000		1,907,340
Gold Reserve, Inc.				220,000		873,016	*
Gold Summit Corp.				300,000		156,250	*
Golden China Resources Corp.				1,548,000		454,316	*
Great Basin Gold Ltd.				1,330,000		1,495,370	*
Guinor Gold Corp.				2,415,000		2,196,181	*
Herald Resources Ltd.				1,000,000		525,504	*
High River Gold Mines Ltd.				520,000		687,831	*
Inca Pacific Resources, Inc.				156,800		94,630	*
Inca Pacific Resources, Inc., Warrants (November 2006)				90,000		0	*
Ivanhoe Mines Ltd.				1,088,800		8,191,193	*
Ivanhoe Mines Ltd., Warrants (December 2005)				44,000		32,374	*
Jonpol Explorations Ltd.				160,500		49,758	*
Laurion Gold, Inc.				3,420,000		381,696	*	+
Laurion Gold, Inc., Warrants (April 2005)				2,000,000		0	*
Leviathan Resources Ltd.				166,666		128,800	*
Lihir Gold Ltd.				950,000		785,551	*
LionOre Mining International Ltd.				130,570		727,265	*
Medoro Resources Ltd.				655,000		64,980	*
Meridian Gold, Inc.				274,500		4,624,837	*
Metallic Ventures Gold, Inc.				1,165,100		1,444,816	*
Metallic Ventures Gold, Inc., Warrants (March 2009)				50,000		6,717	*
Metallica Resources, Inc.				315,000		414,063	*
Metallica Resources, Inc., Warrants (December 2008)				495,000		130,952	*
Mexgold Resources, Inc.				1,291,400		2,925,294	*
Mexgold Resources, Inc., Warrants (February 2006)				250,000		49,603	*
Moss Lake Gold Mines Ltd.				2,280,000		358,135	*	+
Nevada Pacific Gold Ltd.				3,872,335		2,945,228	*	+
New Sleeper Gold Corp.				590,000		165,840	*
New Sleeper Gold Corp., Warrants (December 2008)				150,000		0	*
Odyssey Resources Ltd.				1,100,000		68,204	*
Olympus Pacific Minerals, Inc.				726,500		168,171	*
Olympus Pacific Minerals, Inc., Warrants (October 2005)				500,000		0	*
Oxus Gold plc				250,000		278,569	*
Pacific Rim Mining Corp.				5,024,500		3,364,766	*	+
Planet Exploration, Inc.				300,000		136,409	*
Planet Exploration, Inc., Warrants (December 2005)				300,000		0	*
Platte River Gold, Special Warrants (RS)				595,000		1,190,000	*
QGX Ltd.				688,000		1,348,016	*
Radius Gold, Inc.				649,200		783,591	*
Red Back Mining, Inc.				25,500		40,055	*
Red Back Mining, Inc., Special Warrants				200,000		314,153	*
Ridge Mining plc				1,180,000		1,058,560	*
Rio Narcea Gold Mines Ltd.				1,035,000		1,821,264	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)				848,750		228,045	*
Romarco Minerals, Inc.				2,181,000		441,753	*	+
Rubicon Minerals Corp.				200,000		196,759	*
SEMAFO, Inc.				1,100,000		1,254,960	*
SKN Resources Ltd, 144A, Units (RS)				800,000		1,278,605	*
Solitario Resources Corp.				257,700		362,178	*
Southwestern Resources Corp.				25,000		204,613	*
St. Andrew Goldfields Ltd.				4,632,877		363,859	*
Stingray Resources, Inc.				300,000		210,814	*
Stingray Resources, Inc., Warrants (December 2005)				150,000		0	*
Stratagold Corp.				625,000		240,265	*
Stratagold Corp., Warrants (November 2005)				312,500		0	*
Street Resources, Inc., 144A, Units (RS)				1,000,000		298,446	*
Strongbow Exploration, Inc.				820,000		223,710	*
Sydney Resource Corp.				615,000		177,951	*
Sydney Resources Corp., Warrants (April 2005)				300,000		0	*
Tenke Mining Corp.				314,200		1,311,764	*
TLC Ventures Corp.				616,000		585,648	*
TLC Ventures Corp., Warrants (May 2005)				250,000		0	*
TVI Pacific, Inc.				3,631,428		360,261	*
TVI Pacific, Inc., Warrants (November 2005)				2,371,428		78,420	*
U.S. Gold Corp.				91,240		32,390	*
Vedron Gold, Inc.				2,534,000		377,083	*	+
Verena Minerals Corp.				1,000,000		132,275	*
Verena Minerals Corp., Warrants (May 2005)				500,000		0	*
Western Exploration & Development Ltd., 144A, Special Warrants (RS)				600,000		30,000	*
Western Prospector Group Ltd.				885,000		2,765,625	*	+
White Knight Resource Ltd.				500,000		276,951	*
X-Cal Resources Ltd.				2,087,000		517,609	*
						81,912,006

Intermediate & Junior Gold Producers 30.96%
Agnico-Eagle Mines Ltd., Warrants (November 2007)				605,900		1,448,101	*
Apollo Gold Corp.				2,335,950		1,081,458	*	+
Apollo Gold Corp., Warrants (December 2006)				333,500		0	*
Bema Gold Corp.				1,158,700		3,103,800	*
Bema Gold Corp., Warrants (October 2007)				3,552,500		4,845,920	*
Cambior, Inc.				1,099,500		2,412,794	*
Cambior, Inc., Warrants (October 2006)				125,000		25,835	*
Cambior, Inc., Warrants (August 2008)				266,285		112,273	*
Emperor Mines Ltd.				980,000		340,805	*
Frontier Pacific Mining Corp.				1,237,500		265,997	*
Frontier Pacific Mining Corp., Warrants (April 2006)				200,000		0	*
Goldcorp, Inc.				757,680		10,766,442
Goldcorp, Inc., Warrants (April 2007)				143,400		996,630	*
Goldcorp, Inc., Warrants (May 2009)				179,300		2,542,159	*
Golden Star Resources Ltd., Warrants (February 2007)				28,000		21,991	*
Hecla Mining Co.				280,000		1,534,400	*
IAMGOLD Corp.				500,000		3,079,530
Kinross Gold Corp.				50,000		304,233	*
Kinross Gold Corp., Warrants (December 2007)				2,361,000		605,084	*
Northern Orion Resources, Inc.				7,092,900		20,582,115	*	+
Northern Orion Resources, Inc., Warrants (May 2008)				2,503,350		3,414,788	*
Northern Orion Resources, Inc., Warrants (February 2010)				30,000		16,121	*
Northgate Minerals Corp.				1,570,000		2,232,474	*
Northgate Minerals Corp., Warrants (December 2006)				3,717,500		759,896	*
Randgold Resources Ltd., ADR				528,500		6,532,260	*
Resolute Mining Ltd.				1,000,000		1,074,192	*
Resolute Mining Ltd., Warrants (June 2005)				278,333		126,907	*
Sino Gold Ltd.				680,000		998,458	*
Troy Resources NL				208,800		438,901
Wheaton River Minerals Ltd., Warrants (March 2007)				3,588,350		7,950,379	*
Wheaton River Minerals Ltd., Warrants (May 2007)				3,220,125		7,134,536	*
Wheaton River Minerals Ltd., Warrants (August 2008)				3,386,910		4,340,038	*
Yamana Gold, Inc.				547,500		1,819,568	*
Yamana Gold, Inc., Warrants (July 2008)				273,000		600,347	*
						91,508,432

Investment Trusts 0.73%
Harvest Energy Trust, Units				25,000		510,499
streetTRACKS Gold Trust				38,650		1,654,993	*
						2,165,492

Merchant Banking 1.49%
Endeavour Mining Capital Corp.				1,459,100		4,161,620	+
Endeavour Mining Capital Corp., Warrants (November 2008)				314,000		233,631	*
						4,395,251

Metal & Mineral Mining 18.26%
Adobe Ventures, Inc.				545,500		293,134	*
African Minerals, Special Warrants (RS)				112,500		675,000	*
AfriOre Ltd.				1,528,000		2,071,693	*
Amarc Resources Ltd.				454,545		176,617	*
Amerigo Resources Ltd.				1,260,000		2,291,667	*
Amerigo Resources Ltd., Warrants (June 2005)				553,500		663,504	*
Anooraq Resources Corp.				2,669,100		2,846,510	*
Anooraq Resources Corp., Warrants (March 2006)				325,000		0	*
Aquarius Platinum Ltd.				50,000		255,024
Aquarius Platinum Ltd. (RS)				60,045		287,883
Breakwater Resources Ltd.				555,000		266,121	*
Breakwater Resources Ltd., Warrants (January 2009)				915,000		192,894	*
Constellation Copper Corp.				1,050,000		868,056	*
Corriente Resources, Inc.				460,000		924,108	*
Elgin Resources, Inc.				2,636,100		3,377,939	*	+
Elgin Resources, Inc., Warrants (March 2006)				500,000		20,668	*
European Nickel plc				400,000		264,404	*
European Nickel plc, Warrants (September 2005)				200,000		0	*
FNX Mining Co., Inc.				598,200		3,857,441	*
HudBay Minerals, Inc.				500,000		1,405,423	*	+
HudBay Minerals, Inc., Warrants (December 2009)				13,260,000		548,115	*
Latin American Copper plc				3,000,000		318,701	*	+
Lundin Mining Corp.				825,945		7,647,639	*
North American Tungsten Corp., Ltd.				1,060,000		595,899	*
Northern Dynasty Minerals Ltd.				430,000		1,905,423	*
Northern Dynasty Minerals Ltd., Units (RS)				100,000		435,103	*
Osmium Holdings S.A. (RS)				891		89,100	*
Pacific North West Capital Corp.				1,501,966		558,767	*
Pacific North West Capital Corp., Warrants (June 2005)				150,000		0	*
Pacific North West Capital Corp., Warrants (October 2005)				187,500		0	*
Pan American Silver Corp., Warrants (February 2008)				270,850		1,904,414	*
Peru Copper Corp.				215,600		267,361	*
Peru Copper Corp., Warrants (March 2006)				157,375		37,730	*
Platinum Group Metals Ltd.				443,900		422,028	*
Silver Wheaton Corp.				1,236,420		3,955,808	*
Silver Wheaton Corp., Units				2,000,000		1,279,762	*
Silver Wheaton Corp., Warrants (August 2009)				4,733,750		1,917,607	*
Southern African Resources plc				15,975,000		7,995,152	*	+
SouthernEra Resources Ltd., Warrants (November 2006)				100,000		7,027	*
Taseko Mines Ltd.				2,320,000		2,819,444	*
Toledo Mining Corp. plc				7,090,000		341,449	*
UGL Enterprises Ltd.				200,000		104,167	*
WMC Resources Ltd., Sponsored ADR				1,800		44,280
Zimasco Consolidated Enterprises Ltd. (RS)				192,500		42,350	*
						53,975,412

Oil & Gas Exploration & Production - Junior 1.03%
Big Sky Energy Corp.				2,247,150		2,516,808	*
Big Sky Energy Corp. (RS)				500,000		532,000	*
						3,048,808

Oil & Gas Extraction 0.23%
Choice Resources Corp.				605,000		300,099	*
Pacific Stratus Ventures Ltd.				1,395,000		380,580	*
Pacific Stratus Ventures Ltd., Warrants (August 2006)				562,500		0	*
						680,679

Senior Gold Producers 5.81%
AngloGold Ashanti Ltd., ADR				20,000		689,000
Barrick Gold Corp.				50,000		1,198,000
Freeport-McMoRan Copper & Gold, Inc., Class B				71,200		2,820,232
Newmont Mining Corp.				100,000		4,225,000
Placer Dome, Inc.				509,000		8,255,980
						17,188,212

Total Common Stocks and Warrants						266,914,486
(cost $217,602,228)

				Principal
CONVERTIBLE DEBENTURES 0.64%				Amount

Gold/Mineral Exploration & Development 0.64%
Bolivar Gold Corp.				$575,198		565,650
Century Mining Corp.				1,188,276		1,343,419
						1,909,069

Total Convertible Debentures						1,909,069
(cost $1,763,474)

PURCHASED OPTIONS 0.18%				Contracts

Senior Gold Producers 0.18%
Barrick Gold Corp., Strike Price 30, Call, Expiration Jan. 2006
(premium $385,500)				2,250		151,875
Freeport McMoRan Copper & Gold, Inc., Strike Price 40, Call, Expiration Jan. 2006
(premium $149,284)				355		159,750
Newmont Mining Corp., Strike Price 40, Call, Expiration Jan. 2006
(premium $175,560)				150		87,000
Placer Dome, Inc., Strike Price 25, Call, Expiration Jan. 2006
(premium $422,911)				3,610		144,400
						543,025

Total Purchased Options						543,025
(cost $1,133,255)

RIGHTS 0.01%				Shares

Gold/Mineral Exploration & Development 0.01%
St. Andrew Goldfields Ltd.				4,632,877		19,151
(cost $21,904)

Total Securities						269,385,731

				Principal
REPURCHASE AGREEMENT 6.80%				Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley
Dean Witter, 03/31/05, 2.68%, due 04/01/05,
repurchase price $20,092,858, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account (cost $20,091,362)				$20,091,362		20,091,362

Total Investments 97.92%						289,477,093
(cost $240,612,223)
Other assets and liabilities, net 2.08%						6,147,745

NET ASSETS 100%						$295,624,838

See notes to portfolios of investments.

GOLD SHARES FUND
Portfolio of Investments (unaudited)					March 31, 2005

COMMON STOCKS AND WARRANTS 87.56%				Shares		Value

Diamond Mining & Exploration 1.12%
Aber Diamond Corp.				22,000		$667,312
Diamond Fields International Ltd.				336,000		138,889	*
Diamond Fields International Ltd., Warrants (November 2006)				176,000		0	*
						806,201

Diamonds & Gold Retail 0.36%
Tiffany & Co.				7,500		258,900

Financial Services 0.52%
GMP Capital Corp.				20,000		372,024

Gold Mining 75.53%
Agnico-Eagle Mines Ltd.				131,400		1,917,336
Agnico-Eagle Mines Ltd., Warrants (November 2007)				221,100		528,429	*
AngloGold Ashanti Ltd., ADR				5,000		172,250
Apollo Gold Corp.				1,081,000		500,463	*
Apollo Gold Corp., Warrants (December 2006)				166,500		0	*
Barrick Gold Corp.				20,000		479,200
Bema Gold Corp.				277,000		741,964	*
Bema Gold Corp., Warrants (October 2007)				1,726,500		2,355,097	*
Cambior, Inc.				419,400		918,791	*
Cambior, Inc., Warrants (October 2006)				43,300		8,949	*
Cambior, Inc., Warrants (August 2008)				225,615		95,125	*
Century Mining Corp.				18,153		7,279	*
Freeport-McMoRan Copper & Gold, Inc., Class B				90,000		3,564,900
Glencairn Gold Corp. (RS)				177,000		68,811	*
Glencairn Gold Corp., Warrants (November 2008) (RS)				88,500		9,731	*
Gold Fields Ltd., ADR				186,000		2,137,140
Goldcorp, Inc.				378,795		5,382,582
Goldcorp, Inc., Warrants (April 2007)				83,900		583,105	*
Goldcorp, Inc., Warrants (May 2009)				108,000		1,531,250	*
Golden Star Resources Ltd., Warrants (February 2007)				5,000		3,927	*
Hecla Mining Co.				90,000		493,200	*
IAMGOLD Corp.				300,000		1,847,718
Ivanhoe Mines Ltd.				357,000		2,685,764	*
Kinross Gold Corp., Warrants (December 2007)				1,244,000		318,816	*
Lihir Gold Ltd.				550,000		454,793	*
Meridian Gold, Inc.				159,500		2,686,808	*
Newmont Mining Corp.				45,000		1,901,250
Northern Orion Resources, Inc.				1,933,800		5,611,495	*
Northern Orion Resources, Inc., Warrants (May 2008), 144A				839,850		1,145,629	*
Northern Orion Resources, Inc., Warrants (February 2010)				15,000		8,061	*
Northgate Minerals Corp.				1,220,000		1,734,788	*
Northgate Minerals Corp., Warrants (December 2006)				1,244,000		253,075	*
Placer Dome, Inc.				110,000		1,783,425
Randgold Resources Ltd., ADR				250,000		3,090,000	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)				251,750		67,641	*
Wheaton River Minerals Ltd., Warrants (March 2007)				2,380,500		5,274,256	*
Wheaton River Minerals Ltd., Warrants (May 2007)				1,095,625		2,427,476	*
Wheaton River Minerals Ltd., Warrants (August 2008)				722,990		926,451	*
Yamana Gold, Inc.				167,500		556,672	*
Yamana Gold, Inc., Warrants (July 2008)				133,500		293,576	*
						54,567,223

Investment Trust 0.39%
streetTRACKS Gold Trust				6,650		284,753	*

Merchant Banking 2.37%
Endeavour Mining Capital Corp.				571,900		1,631,163
Endeavour Mining Capital Corp., Warrants (November 2008)				107,000		79,613	*
						1,710,776

Metal & Mineral Mining 7.27%
Lundin Mining Corp.				232,630		2,153,982	*
Pan American Silver Corp., Warrants (February 2008)				121,650		855,352	*
Silver Wheaton Corp.				375,155		1,200,273	*
Silver Wheaton Corp., Units				500,000		319,940	*
Silver Wheaton Corp., Warrants (August 2009)				1,137,500		460,793	*
Southern Platinum Corp.				125,000		262,483	*
						5,252,823

Total Common Stocks and Warrants						63,252,700
(cost $51,934,855)

PREFERRED STOCK 0.74%

Gold Mining 0.74%
Freeport-McMoRan Copper & Gold, Inc., Depositary Shares
representing 0.05 shares of Gold-Denominated Preferred Stock
(cost $449,618)				12,500		535,625

PURCHASED OPTIONS 0.23%				Contracts

Gold Mining 0.23%
Barrick Gold Corp., Strike Price 30, Call, Expiration Jan. 2006
(premium $133,500)				750		50,625
Freeport McMoRan Copper & Gold, Inc., Strike Price 40, Call, Expiration Jan. 2006
(premium $60,975)				145		65,250
Newmont Mining Corp., Strike Price 40, Call, Expiration Jan. 2006
(premium $58,520)				50		29,000
Placer Dome, Inc., Strike Price 25, Call, Expiration Jan. 2006
(premium $58,564)				500		20,000
						164,875

Total Purchased Options						164,875
(cost $311,559)

				Principal
CONVERTIBLE DEBENTURE 0.34%				Amount

Gold Mining 0.34%
Century Mining Corp.				$219,772		248,016
(cost $219,772)

Total Securities						64,201,216

REPURCHASE AGREEMENT 6.05%

Joint Tri-Party Repurchase Agreement, Morgan Stanley
Dean Witter, 03/31/05, 2.68%, due 04/01/05,
repurchase price $4,373,309, collateralized by
U.S. Treasury securities held in a joint tri-party
repurchase account (cost $4,372,983)				4,372,983		4,372,983

Total Investments 94.92%						68,574,199
(cost $57,288,787)
Other assets and liabilities, net 5.08%						3,668,000

NET ASSETS 100%						$72,242,199

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) March 31, 2005

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	S/R Subscription Receipt
GDR Global Depositary Receipt

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2005.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

For information on the funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Joint Tri-Party Repurchase Agreements

The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at March 31, 2005 were:

Morgan Stanley Dean Witter repurchase agreement, 03/31/05, 2.68%, due 04/01/05:
Total principal amount: $166,023,284; Total repurchase price: $166,035,644
Collateral:
$158,584,000 U.S. Treasury Note, 2.375%, 01/15/25
(total collateral market value, including accrued interest, of $169,343,898)

UBS Financial Services, Inc. repurchase agreement, 03/31/05, 2.65%, due 04/01/05:
Total principal amount: $25,000,000; Total repurchase price: $25,001,840
Collateral:
$653,000 U.S. Treasury Bonds, interest rate range 5.50% -12.00%, maturity date range 02/15/06 - 08/15/28
$24,805,000 U.S. Treasury Notes, interest rate range 1.125% - 6.875%, maturity date range 04/30/05 - 05/15/13
      (total collateral market value, including accrued interest, of $25,501,790)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreements. Each owns an undivided interest in the accounts.

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the nine months ended March 31, 2005.

		Shares of Affiliated Companies
	June 30, 2004	Additions	Reductions	March 31, 2005
China Region Opportunity Fund
Capital Alliance Group, Inc.	1,673,332	30,000	(125,000)	1,578,332	(a)

At March 31, 2005, there were no investments in affiliated companies. Net realized gains on transactions were $25,803, and there was no income earned for the period.

		Shares of Affiliated Companies
	June 30, 2004	Additions	Reductions	March 31, 2005
Global Resources Fund
Adobe Ventures, Inc.	3,200,000	40,000	(1,100,000)	2,140,000
Big Sky Energy Corp.	2,352,000	1,055,000	(40,000)	3,367,000
Choice Resources Corp.	2,142,000	47,000	(216,000)	1,973,000	(a)
Pacific Stratus Ventures	3,000,000	-	-	3,000,000
Rock Creek Resources Ltd.	548,400	-	(348,400)	200,000	(a)
White Nile Ltd.	-	13,000,000		13,000,000

At March 31, 2005, the value of investments in affiliated companies was $29,228,635, representing 5.72% of net assets, and the total cost was $5,721,505. Net realized gains on transactions were $138,455, and there was no income earned for the period.

		Shares of Affiliated Companies
	June 30, 2004	Additions	Reductions	March 31, 2005
World Precious Minerals Fund
Apollo Gold Corp.	3,876,625	126,500	(1,667,175)	2,335,950	(a)
Bolivar Gold Corp.	6,444,000	2,961,000	(4,500,000)	4,905,000	(a)
Caledon Resources Corp. plc	5,700,000	12,470,000	-	18,170,000
Diamonds North Resources Ltd.	1,800,000	402,000	-	2,202,000
Elgin Resources, Inc.	1,160,000	1,597,500	(121,400)	2,636,100
Endeavour Mining Capital Corp.	1,434,500	36,600	(12,000)	1,459,100
HudBay Minerals, Inc.	-	1,274,666	(774,666)	500,000	(a)
Latin America Copper plc	3,000,000	-	-	3,000,000	(a)
Laurion Gold, Inc.	10,000	5,810,000	(2,400,000)	3,420,000
Moss Lake Gold Mines Ltd.	2,250,000	30,000	-	2,280,000
Nevada Pacific Gold Ltd.	2,500,000	1,553,135	(180,800)	3,872,335
Northern Orion Resources, Inc.	6,225,800	1,795,100	(928,000)	7,092,900	(a)
Pacific Rim Mining Corp.	3,935,000	1,222,000	(132,500)	5,024,500
Romarco Minerals, Inc.	2,130,000	51,000	-	2,181,000
Southern African Resources plc	15,910,000	265,000	(200,000)	15,975,000	(a)
Vedron Gold, Inc.	-	2,534,000	-	2,534,000
Western Prospector Group Ltd.	900,000	35,000	(50,000)	885,000	(a)

At March 31, 2005, the value of investments in affiliated companies was $18,536,214 representing 6.27% of net assets, and the total cost was $15,682,361. Net realized gains on transactions were $5,279,961, and there was $79,536 of income earned for the period.

(a) At March 31, 2005, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

SECURITY
	Acquisition	Cost per
China Region Opportunity Fund	Date	Share
Common Stocks and Warrants
Big Sky Energy Corp.	03/01/05	$0.50
SKN Resources Ltd, 144A, Units	02/18/05	$1.22

At March 31, 2005, the total cost of restricted securities was $171,921, and the total value was $266,226, representing 0.84% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share
Common Stocks and Warrants
African Minerals, Special Warrants	07/09/03	$6.00
Aquarius Platinum Ltd.	03/05/03	$5.68
Big Sky Energy Corp.	03/01/05	$0.50
Calvalley Petroleum, Inc., Class A	03/10/05	$2.91
Century Mining Corp., Warrants (March 2007)	03/11/05	$0.00
Gentry Resources Ltd.	12/06/04	$2.37
Kereco Energy Ltd.	03/23/05	$9.05
Khan Resources Inc., Special Warrants	03/24/05	$0.82
Northern Dynasty Minerals Ltd., Units	02/17/05	$3.46
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
ProspEx Resources Ltd.	11/24/04	$2.46
Saxon Energy Services, Inc., Units	03/29/05	$4.12
Taseko Mines Ltd., Units	02/02/05	$1.17
Tyner Resources Ltd., Units	03/28/05	$0.65
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73

Convertible Debentures
1078352 Alberta Ltd.	12/15/04	$0.83

At March 31, 2005, the total cost of restricted securities was $10,259,727, and the total value was $11,267,497, representing 2.20% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share
Common Stocks and Warrants
African Minerals, Special Warrants	07/09/03	$6.00
Aquarius Platinum Ltd.	03/05/03	$5.68
Big Sky Energy Corp.	03/01/05	$0.50
Century Mining Corp., Warrants (March 2007)	03/11/05	$0.00
Chilean Gold Ltd.	01/17/97	$1.10
Glencairn Gold Corp.	12/07/04	$0.51
Glencairn Gold Corp., Warrants (November 2008)	12/07/04	$0.18
Northern Dynasty Minerals Ltd., Units	02/17/05	$3.46
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Platte River Gold, Special Warrants	03/01/04-06/07/04	$1.50
SKN Resources Ltd., 144A Units	02/18/05	$1.22
Street Resources, Inc., 144A, Units	02/18/05	$0.33
Western Exploration & Development Ltd., 144A, Special Warrants	08/14/97	$0.50
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73

At March 31, 2005, the total cost of restricted securities was $6,760,238, and the total value was $5,059,423, representing 1.71% of net assets.

	Acquisition	Cost per
Gold Shares Fund	Date	Share
Common Stocks and Warrants
Glencairn Gold Corp.	12/07/04	$0.51
Glencairn Gold Corp., Warrants (November 2008)	12/07/04	$0.18

At March 31, 2005, the total cost of restricted securities was $106,918, and the total value was $78,542, representing 0.11% of net assets.

TAX INFORMATION

The following table presents the income tax basis of the securities owned at March 31, 2005, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

U.S. Treasury Securities Cash	$115,759,572	$ -	$ -	$ -
U.S. Government Securities Savings	424,348,699	-	-	-
Near-Term Tax Free	18,138,546	157,928	(120,059)	37,869
Tax Free	22,863,429	722,704	(36,814)	685,890
All American Equity	17,155,006	2,497,010	(354,037)	2,142,973
China Region Opportunity	25,577,122	6,318,628	(862,284)	5,456,344
Global Resources	412,885,481	94,921,390	(6,266,393)	88,654,997
World Precious Minerals	240,612,223	69,487,567	(20,622,697)	48,864,870
Gold Shares	57,288,787	15,581,037	(4,295,625)	11,285,412

Item 2. Controls and Procedures

1.       The   registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.       There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:       /s/ Frank E. Holmes

Frank E. Holmes

President, Chief Executive Officer

Date:    May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Frank E. Holmes

Frank E. Holmes

President, Chief Executive Officer

Date:    May 31, 2005

By:       /s/Catherine A. Rademacher

Catherine A. Rademacher

Treasurer

Date:    May 31, 2005